Deconsolidation of Ding Xin (Tables)	6 Months Ended
Jun. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of controlling financial interest in that subsidiary or group of assets
Fair value

Consideration	$15,326
Less: carrying amount of Ding Xin’s net assets	(1,782,340)
Loss from deconsolidation	(1,767,014)
Other comprehensive loss	(190,396)
Non-controlling interest	4,162
Net loss from deconsolidation of subsidiaries	$(1,953,248)